Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade terms	Liabilities related to contracts with customers The Company has recognized the following liabilities related to contracts with customers:Year ended December 31, 2025Year ended December 31, 2024€m€mTrade terms liabilities reported within trade receivables(192.1)(222.2)Trade terms liabilities reported within trade and other payables (Note 19)(154.5)(112.4)Total trade terms liabilities(346.6)(334.6)Significant changes to trade terms liabilitiesTrade terms liabilities are calculated based on estimated transaction price as of the reporting date. As a result, trade terms liabilities will change over time as estimates are revised and liabilities are settled. None of these changes are considered to be significant for the year ended December 31, 2025, or in previous years presented.Revenue recognized in relation to trade termsTrade terms relate to sales made with variable consideration and are an estimate as disclosed in Note 4(a). Revenue recognized in the year ended December 31, 2025 relating to performance obligations that were satisfied in the prior year was €24.7 million (2024: €23.5 million).
Schedule of Trade and Other Receivables

	December 31, 2025	December 31, 2024
Current assets	€m	€m
Trade receivables	295.7	282.9
Prepayments and accrued income	16.9	15.0
Other receivables	38.2	36.7
Total current trade and other receivables	350.8	334.6
Non-current assets
Other receivables	7.0	8.6
Total non-current trade and other receivables	7.0	8.6
Total trade and other receivables	357.8	343.2

Disclosure of Aging Trade Receivables
The aging of trade receivables is detailed below:

	Gross	Impairment	Net
December 31, 2025	€m	€m	€m
Not past due	391.0	(0.1)	390.9
Past due less than 1 month	67.7	(0.1)	67.6
Past due 1 to 3 months	16.4	—	16.4
Past due 3 to 6 months	3.6	(0.1)	3.5
Past due more than 6 months	12.9	(3.5)	9.4
Sub-total	491.6	(3.8)	487.8
Reduction in trade-terms			(192.1)
Total trade receivables			295.7
	Gross	Impairment	Net
December 31, 2024	€m	€m	€m
Not past due	448.6	(0.4)	448.2
Past due less than 1 month	32.0	(0.1)	31.9
Past due 1 to 3 months	16.0	(0.2)	15.8
Past due 3 to 6 months	6.8	(0.4)	6.4
Past due more than 6 months	5.6	(2.8)	2.8
Sub-total	509.0	(3.9)	505.1
Reduction in trade-terms			(222.2)
Total trade receivables			282.9